Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 4,210,444
Charge for the year	450,092	$ 69,552	¥ 422,859	¥ 420,277
Impairment loss	3,920	606	3,950	30,173
Ending balance	4,258,760	658,100	4,210,444
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,020,638		8,376,567
Additions	554,847		918,280
Disposals	(274,006)		(29,167)
Write-off	(73,571)		(248,068)
Translation difference	(6,088)		3,026
Ending balance	9,221,820		9,020,638	8,376,567
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,810,194)		(4,620,067)
Charge for the year	478,320		453,219
Disposals	261,499		23,895
Write-off	66,154		243,931
Impairment loss	3,920		3,950
Translation difference	(1,721)		784
Ending balance	(4,963,060)		(4,810,194)	(4,620,067)
Freehold land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,323
Ending balance	13,605	2,102	14,323
Freehold land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,836		14,430
Translation difference	(744)		406
Ending balance	14,092		14,836	14,430
Freehold land [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(513)		(499)
Translation difference	(26)		14
Ending balance	(487)		(513)	(499)
Leasehold buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,527,287
Ending balance	1,514,989	234,109	1,527,287
Leasehold buildings and improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,376,090		2,342,545
Additions	16,273		14,851
Disposals	(4,664)		(762)
Transfers	75,264		45,412
Write-off	(9,759)		(27,911)
Translation difference	(3,825)		1,955
Ending balance	2,449,379		2,376,090	2,342,545
Leasehold buildings and improvements [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(848,803)		(768,320)
Charge for the year	92,034		105,818
Disposals	1,102		284
Write-off	4,660		25,376
Translation difference	(685)		325
Ending balance	(934,390)		(848,803)	(768,320)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,037,035
Ending balance	700,716	108,280	1,037,035
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,037,035		470,188
Additions	487,725		884,145
Transfers	(823,981)		(317,294)
Translation difference	(63)		(4)
Ending balance	700,716		1,037,035	470,188
Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,545,272
Ending balance	1,935,681	299,118	1,545,272
Plant and machinery [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,285,022		5,238,702
Additions	20,617		4,260
Disposals	(260,996)		(15,468)
Transfers	741,218		268,896
Write-off	(53,917)		(211,589)
Translation difference	(459)		221
Ending balance	5,731,485		5,285,022	5,238,702
Plant and machinery [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,739,750)		(3,645,984)
Charge for the year	357,434		311,402
Disposals	253,121		11,467
Write-off	51,910		210,253
Impairment loss	3,920		3,950
Translation difference	(269)		134
Ending balance	(3,795,804)		(3,739,750)	(3,645,984)
Office furniture, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	43,444
Ending balance	44,055	6,808	43,444
Office furniture, fittings and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	195,154		193,019
Additions	14,066		6,763
Disposals	(3,604)		(902)
Transfers	7,323		2,986
Write-off	(8,983)		(7,126)
Translation difference	(866)		414
Ending balance	203,090		195,154	193,019
Office furniture, fittings and equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(151,710)		(133,524)
Charge for the year	19,913		25,324
Disposals	3,218		547
Write-off	8,719		6,883
Translation difference	(651)		292
Ending balance	(159,035)		(151,710)	(133,524)
Motor and transport vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	43,083
Ending balance	49,714	$ 7,683	43,083
Motor and transport vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	112,501		117,683
Additions	16,166		8,261
Disposals	(4,742)		(12,035)
Transfers	176
Write-off	(912)		(1,442)
Translation difference	(131)		34
Ending balance	123,058		112,501	117,683
Motor and transport vehicles [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(69,418)		(71,740)
Charge for the year	8,939		10,675
Disposals	4,058		11,597
Write-off	865		1,419
Translation difference	(90)		19
Ending balance	¥ (73,344)		¥ (69,418)	¥ (71,740)